Cash, Cash Equivalents and Investments - Contractual Maturities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Cash and Cash Equivalents [Abstract]
Due within one year or less	$ 9,095	$ 0
Due after one year through five years	11,861	0
Total	$ 20,956	$ 0